Property, plant and equipment, net (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Subtotal	$ 361,828	$ 324,121
Accumulated depreciation	(222,360)	(187,758)
Total	139,468	136,363
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	42,887	39,755
Vehicles
Property, Plant and Equipment [Line Items]
Subtotal	65,741	68,307
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	97,454	98,414
Leasehold improvement
Property, Plant and Equipment [Line Items]
Subtotal	$ 155,746	$ 117,645